ADVANCED SERIES TRUST

Supplement dated December 17, 2012 to the
Prospectus and Statement of Additional Information, each dated April 30, 2012, and previously supplemented on August 20, 2012 and November 14, 2012

PRUCO LIFE INSURANCE COMPANY

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

PRUCO LIFE of NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

Supplement, dated December 17, 2012,

to Prospectuses dated May 1, and August 20, 2012

The following should be read in conjunction with your AST and Annuity Prospectuses and your AST SAI, and should be retained for future reference. This supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and SAI.

We are issuing this supplement to reflect the following changes to the Advanced Series Trust:

(1) Effective on or about December 17, 2012, Prudential Investments, LLC will assume additional responsibilities with respect to the AST CLS Moderate Asset Allocation Portfolio as described below. In conjunction with this change, the AST CLS Moderate Asset Allocation Portfolio will change its name to the “AST Moderate Asset Allocation Portfolio” on or about December 17, 2012.

(2) Effective on or about December 21, 2012, Western Asset Management Company and Western Asset Management Company Limited, together, will replace Pacific Investment Management Company LLC (PIMCO) as sole subadviser to the emerging markets fixed-income segment of the AST Academic Strategies Asset Allocation Portfolio.

Accordingly, the AST Prospectus and SAI are amended as follows.

I.	Termination of Subadvisory Agreement and Name Change for the Portfolio

The Founder and co-Chairman (Founder) of NorthStar Financial Services Group LLC (Northstar), the parent company of CLS Investments, LLC (CLS), the subadviser to the Portfolio, died unexpectedly on November 10, 2012. The Founder had a 50% ownership interest in NorthStar, which transferred to the Founder’s family members. The transfer of ownership from the Founder to his family members, by operation of law, terminated the subadvisory agreement among Prudential Investments LLC (PI), AST Investment Services, Inc. (ASTIS) and CLS (the Subadvisory Agreement). In light of the termination of the Subadvisory Agreement, on or about December 17, 2012, PI will provide the advisory services previously provided by CLS. PI will provide those services pursuant to the existing Investment Management Agreement among PI, ASTIS, and the Trust. Additionally, in light of the termination of CLS’s subadvisory responsibilities with respect to the Portfolio, the name of the Portfolio will be changed on or about December 17, 2012 from the AST CLS Moderate Asset Allocation Portfolio to the AST Moderate Asset Allocation Portfolio. Brian Ahrens of PI, who already serves as portfolio manager of the Portfolio, will be responsible for the day-to-day management of the Portfolio, including the services previously provided by CLS.

A. All references to CLS in the sections of the Prospectus entitled “Summary: AST CLS Moderate Asset Allocation Portfolio – Management of the Portfolio,” “How the Fund is Managed – Investment Subadvisers,” and “How the Fund is Managed – Portfolio Managers – Tactical Asset Allocation Portfolios – AST CLS Moderate Asset Allocation Portfolio” are hereby deleted in order.

B. In the section of the Prospectus entitled “More Detailed Information on How the Portfolios Invest – Tactical Asset Allocation Portfolios”, the references to the subadviser for the Portfolio are revised to refer to PI and the paragraph in that section titled, “AST CLS Moderate Asset Allocation Portfolio” is hereby deleted and replaced with the following:

AST MODERATE ASSET ALLOCATION PORTFOLIO. PI will use a risk-based approach to set a target asset allocation. PI will adjust the target asset allocation among the various asset classes while keeping the risk of the Portfolio in line with the target allocation. PI will use fundamental and quantitative analysis to adjust the allocations on a tactical basis.

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C. All references to the Portfolio as the AST CLS Moderate Asset Allocation Portfolio in the Prospectus and SAI are hereby deleted and replaced with the portfolio’s new name, the AST Moderate Asset Allocation Portfolio, effective on or about December 17, 2012.

D. All references to CLS in the sections of the SAI entitled “Management and Advisory Arrangements – Subadvisers.” “Portfolio Managers: Other Accounts – Additional Information About the Portfolio Managers – Other Accounts and Fund Ownership,” “Portfolio Managers: Compensation & Conflicts Policies – Additional Information about the Portfolio Managers – Compensation and Conflicts of Interest,” and “Appendix II: Proxy Voting Policies of the Subadvisers” are hereby deleted.

II.	Adjournment of Special Meeting of Shareholders with Respect to the Portfolio

The Portfolio recently distributed to contract owners invested in the Portfolio a proxy statement regarding a special meeting of shareholders (the Meeting) to consider a proposal to approve an amended Investment Management Agreement in connection with the repositioning of the Portfolio to provide a global asset allocation strategy subadvised by RCM Capital Management LLC (the Portfolio Repositioning).

The Meeting was scheduled to be held at the offices of PI, Gateway Center Three, 100 Mulberry Street, 4th Floor, Newark, New Jersey 07102-4077 on December 10, 2012 at 1:00 p.m. or at such adjourned time as may be necessary to vote. The Meeting has been adjourned to January 3, 2013 at 1:00 p.m. at the offices of PI, Gateway Center Three, 100 Mulberry Street, 4th Floor, Newark, New Jersey 07102-4077.

III.	Subadviser Replacement for AST Academic Strategies Asset Allocation Portfolio

The Board of Trustees of the Trust recently approved replacing Pacific Investment Management Company LLC (PIMCO) as sole subadviser to the emerging markets fixed-income segment of the AST Academic Strategies Asset Allocation Portfolio (the Academic Strategies Portfolio) with Western Asset Management Company and Western Asset Management Company Limited (together, Western Asset). This change is expected to become effective on or about the close of business on December 21, 2012. Depending upon market, economic, and financial conditions as of the close of business on December 21, 2012 and the Trust’s ability to implement certain legal agreements and custody arrangements, it may take several weeks for Western Asset to fully implement its investment strategies on behalf of the Academic Strategies Portfolio.

A. In the section of the Prospectus entitled “More Detailed Information on How the Portfolios Invest – AST Academic Strategies Asset Allocation Portfolio – Investments in Traditional Asset Classes,” the second and third paragraphs following the table are hereby deleted and replaced with the following in order to reflect Western Asset’s replacement of PIMCO as described above.

INTERNATIONAL FIXED-INCOME (HEDGED) (WESTERN ASSET). Western Asset will invest, under normal circumstances, at least 80% of the assets attributable to this investment category in fixed income securities issued by governments, government-related entities and corporations located in emerging markets and related investments. Western Asset may invest without limit in high yield debt securities and related investments rated below investment grade (that is, securities rated below Baa/BBB), or, if unrated, determined to be of comparable credit quality by Western Asset. Below investment grade securities are commonly referred to as “junk bonds.” Western Asset also may invest up to 50% of the assets attributable to this investment category in non-U.S. dollar denominated fixed income securities. These investments include, but are not limited to, instruments designed to restructure outstanding emerging markets debt such as participations in loans between governments and financial institutions. Western Asset’s portfolio managers normally will invest in at least three emerging market countries, which are countries that, at the time of investment, are either: (i) represented in the J.P. Morgan Emerging Markets Bond Index Global, the J.P. Morgan Corporate Emerging Bond Index Broad, or the J.P. Morgan Government Bond Index – Emerging Markets Global Diversified; (ii) categorized by the World Bank in its annual categorization of national incomes as low- or middle-income; or (iii) classified by the World Bank as high income in its annual classification of national incomes, but not an OECD member.

Instead of investing directly in particular securities, Western Asset may use instruments such as derivatives and synthetic instruments that are intended to provide economic exposure to the securities or the issuer, including but not limited to options, futures, forward agreements, swaps, and credit-linked securities. Western Asset may use one or more types of these instruments without limit and may also engage in a variety of transactions using derivatives in order to change the investment characteristics of portfolio securities (such as shortening or lengthening duration) and for other purposes.

B. The second table in the section of the Prospectus entitled “More Detailed Information on How the Portfolios Invest – AST Academic Strategies Asset Allocation Portfolio – Investments in Non-Traditional Asset Classes” is hereby deleted and replaced with the following in order to reflect Western Asset’s replacement of PIMCO as described above.

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Subadvisers	Investment Categories and Strategies
CoreCommodity Management, LLC (Core)	Commodities
Pacific Investment Management Company LLC (PIMCO)	Inflation-Indexed Securities
International Fixed-Income (Hedged)
Western Asset Management Company/ Western Asset Management Company Limited (Western Asset)	Emerging Markets Fixed-Income
Jennison Associates LLC (Jennison)	Global Infrastructure
QMA	Long/Short Market Neutral
Overlay
First Quadrant, L.P.	Global Macro
Currency
AlphaSimplex Group LLC	Hedge Fund Replication
AQR Capital Management, LLC & CNH Partners, LLC	Diversified Arbitrage
J.P. Morgan Investment Management, Inc. (JPMorgan)	Long/Short Market Neutral

C. The section of the Prospectus entitled “How the Fund is Managed – Portfolio Managers – AST Academic Strategies Asset Allocation Portfolio – PIMCO: Emerging Markets Fixed-Income Segment” is hereby deleted and replaced with the following in order to reflect Western Asset’s replacement of PIMCO as described above.

Western Asset: Emerging Markets Fixed-Income Segment. Stephen A. Walsh, Keith J. Gardner, and Matthew C. Duda are the portfolio managers responsible for day-to-day portfolio management of the emerging markets fixed-income segment of the Academic Strategies Portfolio.

Stephen A. Walsh is a graduate of the University of Colorado (Boulder). Mr. Walsh has been employed by Western Asset since 1991 and has held the position of Chief Investment Officer since 2009. Prior to that time, Mr. Walsh served for 17 years as the firm’s Deputy Chief Investment Officer.

Keith J. Gardner is a graduate of the State University of New York at Binghamton. Prior to joining Western Asset in 1994, Mr. Gardner held the position of Portfolio Manager at Legg Mason, Inc. and of Portfolio Manager at T. Rowe Price Associates, Inc.

Matthew C. Duda is a graduate of the University of Illinois Urbana-Champaign, and holds an M.A. from the New York University Graduate School of Arts and Science. Prior to joining Western Asset in 2001, Mr. Duda was Vice President and Investment Strategist at Credit Suisse-First Boston Corporation. Mr. Duda also holds the Chartered Financial Analyst designation.

D. The information relating to PIMCO’s contractual subadvisory fee rate for the emerging markets fixed-income segment of the Academic Strategies Portfolio that appears in the section of the SAI entitled “Management and Advisory Arrangements – Subadvisers – AST Academic Strategies Asset Allocation Portfolio” is hereby deleted and replaced with the following in order to reflect Western Asset’s replacement of PIMCO as described above:

Portfolio	Subadviser	Subadvisory Fee Rate
AST Academic Strategies Asset Allocation Portfolio	Western Asset Management Company Western Asset Management Company, Limited	0.40% of average daily net assets to $100 million; 0.20% of average daily net assets over $100 million (applies to Emerging Markets Fixed-Income assets only)

E. The following information is added to the table that appears in the section of the SAI entitled “Management and Advisory Arrangements – Subadvisers – AST Academic Strategies Asset Allocation Portfolio,” immediately following the information relating

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to subadvisory fees paid by Prudential Investments, Inc. (PI) to PIMCO with respect to assets of the emerging markets fixed-income segment of the Academic Strategies Portfolio:

Portfolio	Subadviser	2011	2010	2009
AST Academic Strategies Asset Allocation Portfolio	Western Asset Management Company Western Asset Management Company, Limited	None	None	None

F. The following information is hereby added to the section of the SAI entitled “Portfolio Managers: Other Accounts – Additional Information About the Portfolio Managers – Other Accounts and Fund Ownership – AST Academic Strategies Asset Allocation Portfolio”:

Advisers/Subadvisers	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
Western Asset Management Company Western Asset Management Company, Limited	Stephen Walsh	102 / $163,938,381,956	208 / $103,652,071,902	741/ $175,549,422,985	None
	Keith Gardner	41/ $27,033,325,290	7/ $2,550,563,647	2 / $1,116,862,384	None
	Matthew Duda	4/ $1,350,747,102	3/ $260,814,337	16 / $1,209,859,642	None

Accordingly, Annuities that offer both or either the AST Academic Strategies Asset Allocation Portfolio or the AST CLS Moderate Asset Allocation Portfolio as investment options, we modify your Annuity prospectus as follows:

A. We replace all references in your Annuity prospectus to the “AST CLS Moderate Asset Allocation Portfolio” with “AST Moderate Asset Allocation Portfolio.”

B. We modify the Investment Objectives/Policies table that appears under, “Investment Options,” in your Annuity Prospectus as follows:

STYLE/ TYPE	INVESTMENT OBJECTIVES/POLICIES	PORTFOLIO ADVISOR/ SUBADVISOR
AST Funds

Asset Allocation	AST Academic Strategies Asset Allocation Portfolio: seeks long term capital appreciation. The Portfolio is a multi-asset class fund that pursues both top-down asset allocation strategies and bottom-up selection of securities, investment managers, and mutual funds. Under normal circumstances, approximately 60% of the assets will be allocated to traditional asset classes (including US and international equities and bonds) and approximately 40% of the assets will be allocated to nontraditional asset classes and strategies (including real estate, commodities, and alternative strategies). Those percentages are subject to change at the discretion of the advisor.

AlphaSimplex

Group, LLC; AQR

Capital

Management, LLC

and CNH Partners,

LLC;

CoreCommodity

Management, LLC;

First Quadrant,

L.P.; Jennison

Associates LLC;

J.P. Morgan

Investment

Management, Inc.;

Pacific Investment Management Company LLC (PIMCO);

Prudential

Investments LLC;

Quantitative

Management

Associates LLC; Western Asset Management Company;

Western Asset Management Company Limited

Asset Allocation

AST Moderate Asset Allocation Portfolio: seeks the highest potential total return consistent with its specified level of risk tolerance. Under normal circumstances, at least 90% of the Portfolio’s assets will be invested in other portfolios of Advanced Series Trust (the underlying portfolios) while no more than 10% of the Portfolio’s assets may be invested in exchange traded funds (ETFs). Under normal market conditions, the Portfolio will invest approximately 50% of its net assets in equity securities and approximately 50% of its net assets in debt securities and money market instruments. The equity portion may range from 40% to 60% of net assets in underlying portfolios and ETFs investing primarily in equity securities, and from 40% to 60% of net assets in underlying portfolios and ETFs investing primarily in money market instruments and debt securities, which may include non-investment grade bonds. “Non-investment grade bonds” are commonly referred to as “junk bonds”.

Prudential Investments, LLC

If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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